Contract assets (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Contract assets, beginning	R$ 6,888,048
Contract assets, ending	7,672,679	R$ 6,888,048
Power Transmission Concession [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	5,060,038	4,350,582
Realization of gains/losses in business combinations	721	722
Transfers to electricity grid use charges - customers	(603,317)	(565,878)
Transfers to property, plant and equipment	(3,822)	(1,483)
Transfers from litigations	(1,558)	3,376
Remuneration	711,648	864,238
Construction revenue	89,166	187,733
Construction income	1,458	3,097
Loss from inefficiency	56,142	217,651
Contract assets, ending	5,310,476	5,060,038
Concession Assets [Member] | Power Transmission Concession [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	3,632,386	3,007,234
Realization of gains/losses in business combinations	721	722
Transfers to electricity grid use charges - customers	(389,939)	(315,358)
Transfers to property, plant and equipment	(3,822)	(1,483)
Transfers from litigations	(1,558)	3,376
Remuneration	509,722	621,366
Construction revenue	89,166	187,733
Construction income	1,458	3,097
Loss from inefficiency	56,142	125,699
Contract assets, ending	3,894,276	3,632,386
R B S E Assets [Member] | Power Transmission Concession [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	1,427,652	1,343,348
Realization of gains/losses in business combinations	(0)	(0)
Transfers to electricity grid use charges - customers	(213,378)	(250,520)
Transfers to property, plant and equipment	(0)	(0)
Transfers from litigations	(0)	(0)
Remuneration	201,926	242,872
Construction revenue	(0)	(0)
Construction income	(0)	(0)
Loss from inefficiency	(0)	91,952
Contract assets, ending	R$ 1,416,200	R$ 1,427,652